2013 Acquisitions (Details) $ in Millions				12 Months Ended
	Dec. 06, 2013 USD ($) mi terminals	Jun. 19, 2013 USD ($)	Jun. 01, 2013 USD ($) entities	Dec. 31, 2014 USD ($) terminals	Dec. 31, 2012 USD ($)	Mar. 31, 2015 terminals pipelines facility system	Dec. 31, 2013 USD ($)
Business Acquisition
Purchase Price Consideration			$ 2,420
Number of assets | entities			6
Goodwill				$ 196			$ 41
West Coast Logistics Assets Acquisition
Business Acquisition
Purchase Price Consideration				$ 270
Los Angeles Terminal Assets Acquisition
Business Acquisition
Date of acquisition			Jun. 01, 2013
Purchase Price Consideration			$ 640
Cash paid for acquisition			544
Equity consideration, value			$ 96
Los Angeles Logistics Assets Acquisition
Business Acquisition
Date of acquisition				Dec. 06, 2013
Purchase Price Consideration	$ 650
Northwest Products System
Business Acquisition
Date of acquisition				Jun. 19, 2013
Purchase Price Consideration		$ 355
Deposit					$ 40
Property, plant and equipment		358
Goodwill		9		$ 9			$ 9
Other noncurrent assets, net		5
Third-Party Indemnification Period				2 years
Environmental Liabilities noncurrent		$ 17		$ 6
Marine terminals | Los Angeles Logistics Assets Acquisition
Business Acquisition
Number of assets | terminals	2
Pipelines | Los Angeles Logistics Assets Acquisition
Business Acquisition
Number of miles (miles) | mi	100
Crude Oil Gathering System | West Coast Logistics Assets Acquisition
Business Acquisition
Number of assets | terminals				1
Common carrier products pipeline | West Coast Logistics Assets Acquisition
Business Acquisition
Number of assets | terminals				1
Jet fuel pipeline | West Coast Logistics Assets Acquisition
Business Acquisition
Number of assets | terminals				1
Petroleum Coke Handling and Storage Facility | Los Angeles Logistics Assets Acquisition
Business Acquisition
Number of assets | mi	1
Rail Car Unloading Facility
Business Acquisition
Number of assets | terminals				1
Refined product terminal | Northwest Products System
Business Acquisition
Number of assets | terminals				3
TLLP | Marine terminals
Business Acquisition
Number of assets | terminals				4		4
TLLP | Pipelines
Business Acquisition
Number of assets | pipelines						1
TLLP | Crude Oil Gathering System
Business Acquisition
Number of assets | system						1
TLLP | Common carrier products pipeline
Business Acquisition
Number of assets | pipelines						1
TLLP | Jet fuel pipeline
Business Acquisition
Number of assets | pipelines						1
TLLP | Petroleum Coke Handling and Storage Facility
Business Acquisition
Number of assets | facility						1
TLLP | Rail Car Unloading Facility
Business Acquisition
Number of assets | facility						1
TLLP | Crude Oil and Refined Products Terminals and Storage Facilities
Business Acquisition
Number of assets | terminals				24		24